Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Consolidated Entity Excluding Variable Interest Entities (VIE)
Amortization (accretion) of net investment premiums, discounts, and other	$ (172)	$ (77)	$ 92
Net investments (income) loss	(25)	8	(134)
Net recognized (gains) losses on investments and derivatives	(342)	520	(1,463)
Sales, maturities, and repayments of:
Trading securities	748	1,226	807
Investment funds	420	343	793
Derivative instruments and other invested assets	468	1,151	1,863
Short-term investments	870	207	0
Purchases of:
Fixed maturity securities (related party: 2016 – $(82), 2015 – $(64) and 2014 – $(527))	(11,797)	(11,069)	(11,000)
Equity securities	(319)	(239)	(51)
Trading securities	(868)	(1,409)	(551)
Investment funds	(535)	(614)	(676)
Short-term investments	(873)	(267)	(17)
Variable Interest Entities
Amortization (accretion) of net investment premiums, discounts, and other	3	4	(14)
Net investments (income) loss	3	3	1
Net recognized (gains) losses on investments and derivatives	25	(35)	(67)
Purchases of:
Sales, maturities, and repayments of investments	504	257	1,410
Purchases of investments	(19)	(17)	(491)
Related Party | Consolidated Entity Excluding Variable Interest Entities (VIE)
Amortization (accretion) of net investment premiums, discounts, and other	(6)	(8)	0
Net investments (income) loss	(51)	(6)	(53)
Net recognized (gains) losses on investments and derivatives	34	42	0
Sales, maturities, and repayments of:
Trading securities	26	72	271
Investment funds	293	99	228
Derivative instruments and other invested assets	8	0	0
Short-term investments	55	130	0
Purchases of:
Fixed maturity securities (related party: 2016 – $(82), 2015 – $(64) and 2014 – $(527))	(82)	(64)	(527)
Equity securities	(20)	0	0
Trading securities	(39)	(52)	(320)
Investment funds	(441)	(510)	(517)
Short-term investments	0	(85)	0
Related Party | Variable Interest Entities
Net recognized (gains) losses on investments and derivatives	3	(46)	(46)
Purchases of:
Sales, maturities, and repayments of investments	22	244	1,401
Purchases of investments	(19)	(17)	(482)
Total fixed maturity securities | Consolidated Entity Excluding Variable Interest Entities (VIE)
Sales, maturities, and repayments of:
Available-for-sale securities	9,211	10,424	9,909
Total fixed maturity securities | Related Party | Consolidated Entity Excluding Variable Interest Entities (VIE)
Sales, maturities, and repayments of:
Available-for-sale securities	$ 78	$ 65	$ 259